Balance Sheet Presentation (Notes)	12 Months Ended
Dec. 31, 2012
Balance Sheet Presentation [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
24. BALANCE SHEET PRESENTATION
Effective September 30, 2013, the company changed the presentation of its consolidated balance sheets from a classified basis to a non-classified basis. Under the non-classified basis, balances are not separately presented as current or noncurrent. Management believes that this presentation is more meaningful to readers because it aggregates assets and liabilities of the same nature, which is consistent with the manner in which management monitors its financial position. The company's previously classified balance sheets were not utilized to derive any ratios or metrics by which the company is measured. Additionally, the presentation of a non-classified balance sheet reduces the presentation complexities resulting from the classification of CIP, which does not present classified balance sheet information in its underlying financial statements. Certain previously reported amounts in the consolidated balance sheet and notes have been reclassified to conform to the new presentation.